Stockholders' Equity	6 Months Ended
Jun. 30, 2016
Stockholders' Deficit
Stockholders' Equity

NOTE I – Stockholders’ Equity

 Preferred Stock

On August 12, 2015, the Company approved a reverse stock split of their common stock at 1,000 shares to 1.  In conjunction with this reverse, the rate at which preferred stock is convertible to common was also impacted by the same 1,000 rate. The new conversion rates are reflected above.

Common Stock

 On August 12, 2015, the Company approved a reverse stock split of their common stock at 1,000 shares to 1.

On October 13, 2015, the Company resolved to adopt the Employees, Directors and Consultants Stock Plan for the Year 2015.  The purpose of this Plan is to enable the Company, to promote the interests of the Company and its stockholders by attracting and retaining employees, directors and consultants capable of furthering the future success of the Company and by aligning their economic interests more closely with those of the Company’s stockholders, by paying their fees or salaries in the form of shares of the Company’s common stock.  500,000,000 shares of common stock are registered to this plan at an offering price of $0.0001.  The Plan shall expire on January 1, 2017.